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                                                                    July 1, 2002
 FUND PROFILE
T. ROWE PRICE
Tax-Efficient
Funds

 Two stock funds and a balanced fund seeking attractive after-tax total returns. This profile summarizes key information about the funds that is included in the funds' prospectus. The funds' prospectus includes additional information about the funds, including a more detailed description of the risks associated with investing in each fund that you may want to consider before you invest. You may obtain the prospectus and other information about the funds at no cost by calling 1-800-638-5660, or by visiting our Web site at www.troweprice.com. TROWEPRICELOGO
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 What is each fund's objective?

   Tax-Efficient Balanced Fund seeks to provide attractive long-term total returns on an after-tax basis with a balanced portfolio of stocks and municipal bonds.

   Tax-Efficient Growth Fund seeks attractive long-term capital appreciation on an after-tax basis.

   Tax-Efficient Multi-Cap Growth Fund seeks to maximize after-tax growth of capital through investments primarily in common stocks.


 What is each fund's principal investment strategy?

   Tax-Efficient Balanced Fund invests a minimum of 50% of total assets in municipal bonds (measured at the end of each quarter) and the balance in large-capitalization stocks. (Capitalization is shares outstanding times share price.)

   Tax-Efficient Growth Fund invests in large-cap stocks. Stocks in both the Balanced and Growth portfolios are selected mainly from the 1,000 largest U.S. companies as measured by their capitalizations.

   Tax-Efficient Multi-Cap Growth Fund invests primarily in stocks of mid-cap and small-cap companies but has the flexibility to purchase some larger companies. We define mid-cap companies as those whose market cap falls within the range of companies in the Russell Midcap Growth Index at the time of purchase. The fund expects to invest significant assets in technology companies.

  . Stock selection process (all funds) Stock selection for all three funds is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. We generally use a growth approach, looking for companies with one or more of the following characteristics: a demonstrated ability to consistently increase revenues, earnings, and cash flow; capable management; attractive business niches; and a sustainable competitive advantage. Valuation measures, such as a company's price/earnings ratio relative to the market and its own growth rate are also considered. We will typically limit holdings of high-yielding stocks, but the payment of dividends - even above-average dividends - does not disqualify a stock from consideration. Most holdings in the Multi-Cap Growth Fund are expected to have relatively low dividend yields.

   In pursuing its investment objective, each fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.
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  . Bond selection process (Balanced Fund) The bond portion of this fund will consist primarily of long-term municipals with maturities generally exceeding 10 years and investment-grade ratings (AAA, AA, A, BBB). A maximum of 10% of the bond component may be invested in noninvestment-grade (junk) bonds to take advantage of their relatively high tax-exempt income and potential for price appreciation. Bond selection reflects the manager's outlook for interest rates and the economy as well as the prices and yields of various securities. For example, if we expect rates to fall, managers may buy longer-term securities to secure higher income and appreciation potential. Conversely, shorter-term maturities may be favored if rates are expected to rise.

  . Sales of securities (all funds) In an effort to achieve each fund's goal of minimizing taxable distributions, we will strive to avoid realizing capital gains by limiting sales of existing holdings. However, gains may be realized when we believe the risk of holding a security outweighs tax considerations. When gains are taken, we will attempt to offset them with losses from other securities.

  . Other investments (all funds) While most assets will be invested in U.S.
   common stocks and, for the Tax-Efficient Balanced Fund, municipal securities, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

   Further information about each fund's investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of these documents, call 1-800-638-5660.


 What are the main risks of investing in the funds?

   The Tax-Efficient Multi-Cap Growth Fund represents the highest risk of the three funds because it entails the risks that accompany small- and mid-cap company investing, in addition to the general risks of the stock market. While the Tax-Efficient Growth Fund is also exposed to the risks of stock investing, the fund is principally invested in less volatile, larger companies. The Balanced Fund's mix of stock and bonds should make it less risky than the Growth Fund and Multi-Cap Growth Fund because of its larger income component and the generally lower volatility of bonds, although it is also exposed to risks associated with bonds. In addition, stock and bond prices often move in different directions, which could also reduce the fund's price volatility. However, the fund's balance between stocks and bonds may also mean it will not fully participate in rallies in either individual asset class.

  . Risks of stock investing

   The stock market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may
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   deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the funds may prove incorrect, resulting in losses or poor performance even in a rising market.

   Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

   The stocks of mid-cap companies entail greater risk and are usually more volatile than the shares of large companies. Investing in small companies also involves greater risk than is customarily associated with larger companies. Stocks of small companies are subject to more abrupt or erratic price movements than larger-company stocks. Small companies often have limited product lines, markets, or financial resources, and their managements may lack depth and experience. Such companies seldom pay significant dividends that could cushion returns in a falling market.

   Technology stocks are particularly volatile and subject to greater price swings, up and down, than the broad market. It is possible that companies whose products and services first appear promising may not succeed over the long term; they may succumb to intense competition or could quickly become obsolete in a rapidly developing marketplace. Earnings projections for developing companies that are not met can result in sharp price declines. This is true even in a generally rising stock market environment.

   Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

  . Equity investors should have a long-term investment horizon and be willing to wait out bear markets.

  . Risks of bond investing (Balanced Fund)

   Like all bonds, municipal bonds have two main sources of risk: interest rate and credit risk. Interest rate risk is the decline in bond prices that usually accompanies a rise in interest rates. Longer-maturity bonds typically suffer greater declines than those with shorter maturities. Credit risk is the chance that any fund holding could have its credit rating downgraded, or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund's
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   income level and share price. To the extent that we invest in junk bonds, credit risk will be higher since their issuers are more vulnerable to financial setbacks and recession than more creditworthy companies.

   Municipal bonds are also subject to the possibility that tax reform may broadly reduce their value, or that individual issuers will be unable to meet their obligations due to problems in that state or locality.

   There is no guarantee the funds' attempts to manage their portfolios in a tax-efficient manner will be successful.

   As with any mutual fund, there can be no guarantee the funds will achieve their objectives.

  . Each fund's share price may decline, so when you sell your shares, you may lose money. An investment in each fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other gov ernment agency.


 How can I tell which fund is most appropriate for me?

   Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you prefer a moderately conservative approach to tax-efficient investing, the Balanced Fund may be more appropriate for you. But if your time horizon is long and you can accept the greater risk of share price declines that accompanies an all-stock portfolio, you may want to consider the Growth Fund or Multi-Cap Growth Fund. The Multi-Cap Growth Fund may be an appropriate part of your overall investment strategy if you can accept the greater risk of investing in mid-cap, small-cap, and technology companies in an effort to achieve superior capital appreciation. With all of these funds, the higher your tax bracket, the more likely the funds will be appropriate. These funds should not represent your complete investment program or be used for short-term trading purposes.

   Keep in mind that since income provided by the Balanced Fund's holdings of municipal bonds is already exempt from federal income taxes, that fund is less suitable than the Growth Fund and Multi-Cap Growth Fund for tax-free or tax-deferred retirement accounts, such as IRAs.


 How has each fund performed in the past?

   The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.
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   The funds can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

   In addition, the average annual total return table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor's situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund's other returns because the loss generates a tax benefit that is factored into the result.


                     Calendar Year Total Returns
   Fund                         "98"         "99"         "00"       "01"
 -----------------------------------------------------------------------
  Balanced                  19.87       10.72        5.76      -5.15
  Growth                        --           --           -0.80    -15.54
  Multi-Cap Growth        --      --       --       -9.70
 -----------------------------------------------------------------------

 Balanced Fund                   Quarter ended    Total return
  Best quarter                     12/31/98           12.56%
  Worst quarter                     3/31/01           -7.33%

 The fund's returns are not adjusted to reflect the 1.00% redemption fee for shares held less than one year.

 Growth Fund                       Quarter ended    Total return
  Best quarter                       12/31/01           12.62%
  Worst quarter                       3/31/01          -16.07%

 The fund's returns are not adjusted to reflect the 1.00% redemption fee for shares held less than two years. If the returns were adjusted to reflect the fee, they would be less.




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 Multi-Cap Growth Fund     Quarter ended    Total return
  Best quarter                12/31/01         24.72%
  Worst quarter                9/30/01        -25.21%

 The fund's return is not adjusted to reflect the 1.00% redemption fee for shares held less than two years. If the return was adjusted to reflect the fee, it would be less.

 Table 1  Average Annual Total Returns
                                           Periods ended 06/30/02
                                   1 year     Since inception   Inception date
 -------------------------------
  Tax-Efficient Balanced Fund/a/
  Returns before taxes             -6.71%          6.51%           6/30/97
  Returns after taxes on
  distributions                    -6.82           6.41
  Returns after taxes on
  distributions and sale of
  fund shares                      -3.43           5.68
  Combined Index Portfolio
  (52% Lehman Brothers
  Municipal Bond Index and 48%
  S&P 500)                         -5.39           5.46
  Lipper Balanced Funds Index      -7.54           4.76
  Tax-Efficient Growth Fund
  Returns before taxes            -19.91/%//b/    -7.01%           7/30/99
  Returns after taxes on
  distributions                   -19.91/b/       -7.01
  Returns after taxes on
  distributions and sale of
  fund shares                     -12.22/b/       -5.52
  Lipper Large-Cap Growth
  Funds Index                     -24.91         -14.95/c/
  S&P 500 Stock Index             -17.99          -8.44
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  Tax-Efficient Multi-Cap Growth Fund
  Returns before taxes            -18.90%/b/     -14.90/%//b/      12/29/00
  Returns after taxes on
  distributions                   -18.90/b/      -14.90/b/
  Returns after taxes on
  distributions and sale of
  fund shares                     -11.60/b/      -11.82/b/
  Russell Midcap Growth Index     -26.34         -25.65
  Lipper Mid-Cap Growth Funds     -25.50         -24.79
  Index
 ------------------------------------------------------------------------------


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 Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax and capital gains rates. They do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end, and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.

 /a/Returns are not adjusted to reflect a 1.00% redemption fee for shares held less than one year.

 /b/
   Returns are adjusted to reflect a 1.00% redemption fee for shares held less than two years.

 /c/       Since 7/31/99.


 What fees or expenses will I pay?

   The funds are 100% no load. However, the funds charge a redemption fee of 1.00%, payable to the funds, for shares held less than one year for the Tax-Efficient Balanced Fund, and less than two years for the Tax-Efficient Growth and Tax-Efficient Multi-Cap Growth Funds. There are no other fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe

   Price funds. There are no 12b-1 fees.

 Table 2  Fees and Expenses of the Funds*
                                         Shareholder fees (fees
                                         paid directly from your               Annual fund operating expenses
                                               investment)             (expenses that are deducted from fund assets)
                                                                                           Total     Fee waiver/
                                                                                        annual fund    expense
                                               Redemption         Management   Other     operating   reimburse-     Net
                  Fund                           fee/a/              fee      expenses   expenses       ment      expenses
  Tax-Efficient Balanced                          1.00%             0.52%      0.46%       0.98%           -           -
                                         -----------------------------------------------------------------------------------
  Tax-Efficient Growth                            1.00              0.62       0.42        1.04            -           -
                                         -----------------------------------------------------------------------------------
  Tax-Efficient Multi-Cap Growth                  1.00              0.67       1.15        1.82        0.57%/b/    1.25%/b/
 --------------------------------------------------------------------------------------------------------------------------------


 * Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with less than a $2,000 balance (with certain exceptions) are subject to a $10 fee.

 /a/On shares purchased and held for less than one year for the Tax-Efficient
   Balanced Fund and two years for the Tax-Efficient Growth and Tax-Efficient Multi-Cap Growth Funds.
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 /b/Effective March 1, 2002, T. Rowe Price is contractually obligated to waive any fees and bear any expenses through February 28, 2004, to the extent such fees or expenses would cause the fund's ratios of expenses to average net assets to exceed 1.25%. Fees waived or expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price whenever the fund's expense ratio is below 1.25%; however, no reimbursement will be made after February 28, 2006, or if it would result in the expense ratio exceeding 1.25%. Any amounts reimbursed have the effect of increasing fees otherwise paid by the fund. The fund operated under a previous expense limitation for which T. Rowe Price may be reimbursed.


   Example. The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, the expense limitation currently in place is not renewed, you invest $10,000, earn a 5% annual return, and hold the investment for the following periods and then redeem:

     Fund                            1 year   3 years  5 years  10 years
    ---------------------------------------------------------------------------
     Tax-Efficient Balanced           $100/a/  $312     $542     $1,201
                                     -------------------------------------
     Tax-Efficient Growth              208/b/   331      574      1,271
                                     -------------------------------------
     Tax-Efficient Multi-Cap Growth    229/b/   458      876      2,041
    ---------------------------------------------------------------------------


   /a/Not adjusted to reflect a 1.00% redemption fee for shares held less than one year.

   /b/Adjusted to reflect a 1.00% redemption fee for shares held less than two years.


 Who manages the funds?

   The funds are managed by T. Rowe Price Associates, Inc. Founded in 1937, T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

   Tax-Efficient Balanced Fund Donald J. Peters and Hugh D. McGuirk manage the fund day to day and are co-chairmen of its Investment Advisory Committee. Mr. Peters has been managing investments since joining T. Rowe Price in 1993. Mr. McGuirk, who has been involved in the municipal bond management process at T. Rowe Price since 1993, has been managing investments since 1997.

   Tax-Efficient Growth and Tax-Efficient Multi-Cap Growth Funds Donald J. Peters manages the funds day to day and has been chairman of their Investment Advisory Committees since the funds' inceptions. He has been managing investments since joining T. Rowe Price in 1993.


 How can I purchase shares?

   Fill out the New Account Form and return it with your check in the postpaid envelope. The minimum initial purchase is $2,500 ($1,000 for IRAs and gifts or transfers to minors). The minimum subsequent investment is $100 ($50 for
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   IRAs, gifts or transfers to minors, or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.


 How can I sell shares?

   You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access /(R)/ or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee.


 When will I receive income and capital gain distributions?

   The Tax-Efficient Balanced Fund distributes net capital gains (if any) and income on the taxable portion of the fund's portfolio (if any) at year-end. Income on the tax-exempt portion of the fund's portfolio is distributed quarterly. Although a significant portion of the fund's income will not be subject to federal income tax, short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the capital gains rate. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check.

   The Tax-Efficient Growth and Tax-Efficient Multi-Cap Growth Funds distribute income and net capital gains, if any, at year-end. For regular accounts, income and short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the capital gains rate. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check. Distributions paid to IRAs and employer-sponsored retirement plans are automatically reinvested.


 What services are available?

   A wide range, including but not limited to:

  . retirement plans for individuals and large and small businesses; . automated information and transaction services by telephone or computer; . electronic transfers between fund and bank accounts; . automatic investing and automatic exchange; . brokerage services; and . asset manager accounts.
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T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202
www.troweprice.com
LOGO
                                                                    RPS C119-035
 T. Rowe Price Investment Services, Inc., Distributor.